Note 8 - Earnings (Loss) Per Share (Details Textual) - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	37,225	37,225
Weighted Average Number Diluted Shares Outstanding Adjustment, Total (in shares)	42,291	0